Income tax	9 Months Ended
Sep. 30, 2020
Income Taxes [Abstract]
Income tax	Income tax
The major components of income tax expense are:

	Nine months ended September 30,
	2019	2020
	(in thousands)
Condensed Consolidated Statement of Operations
Current income tax expense	$120	$177
Deferred income tax expense (benefit)	(529)	398
Income tax expense (benefit) reported in the Condensed Consolidated Statement of Operations	$(409)	$575

During the nine months ended September 30, 2020, the Company recognized (through equity) a reversal of deferred tax liabilities of $809,000 on the equity component of the convertible debts amended during the period partially offset by a deferred tax expense of $398,000 related to the impact of the extinguishment of the debt following the amendment (See Note 15).

During the nine months ended September 30, 2019, the Company recognized (through equity) a deferred tax liability of $776,000 on the equity component of the convertible debt issued during the period partially offset by a deferred tax benefit of $529,000 related to unused tax losses which can be utilized in the period in which taxable temporary differences are expected to reverse.
At December 31, 2019, the Company recognized a net deferred tax liability of $429,000 related mainly to a deferred tax liability on the equity component of the convertible debt including $2,591,000 related to the convertible notes, recorded in equity, largely offset by a deferred tax asset related to unused tax losses which can be utilized in the period in which taxable temporary differences are expected to reverse.
At September 30, 2020, the Company recognized a net deferred tax liability of $18,000 related to origination and reversal of timing differences.